Intangible Assets (Tables)	12 Months Ended
Jun. 30, 2026
Intangible Assets [Abstract]
Schedule of Movements in the Intangible Assets

The movements in the intangible assets were as follows:

	For the years ended June 30,
	2024	2025	2026
	RMB	RMB	RMB
Beginning balance	-	-	-
Additions	-	-	35,687,565
Amortization	-	-	(11,009,889)
Ending balance	-	-	24,677,676